Form N-1A Supplement	Oct. 31, 2025
FT Vest DJIA® Dogs 10 Target Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s summary prospectus, prospectus or statement of additional information, the Fund’s summary prospectus, prospectus and statement of additional information are revised as follows:

1.	The first paragraph of the section entitled “Principal Investment Strategies,” in the Fund’s prospectus and summary prospectus is replaced in its entirety with the following:

Under normal market conditions, the Fund will pursue its objectives by investing primarily in common stocks and exchange-traded options (including FLexible EXchange options (“FLEX Options”)), and through the utilization of a box spread options trade (a “Box Spread”) and/or investment in short-term U.S. Treasury securities. The Fund seeks to provide exposure to the “Dogs of the Dow,” the ten highest dividend-yielding stocks in the Dow Jones Industrial Average (“DJIA”) on an annual basis. The Fund will purchase securities comprising the Dogs of the Dow and gain synthetic exposure to the price movements of the securities comprising the Dogs of the Dow through the use of a combination of puts, calls, a Box Spread and/or U.S. Treasury securities (the “Synthetic Replication”), as described in greater detail below. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities comprising the “Dogs of the Dow” or in options contracts that utilize “Dogs of the Dow” constituents as the reference asset. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s investment sub-advisor is Vest Financial LLC (“Vest” or the “Sub-Advisor”).

2.	The sixth paragraph of the section entitled “Principal Investment Strategies,” in the Fund’s prospectus and summary prospectus is replaced in its entirety with the following:

In addition to the equity securities and exchange-traded options described above, the Fund may invest in short-term U.S. Treasury securities or utilize Box Spread to, among other things, manage collateral. A Box Spread is an offsetting set of options that have risk and return characteristics similar to U.S. Treasuries, cash and cash-equivalents. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the Box Spread. The reference asset for the Box Spread will be the S&P 500® Index or an exchange-traded fund tracking the S&P 500® Index.

3.	The following is added to the section entitled “Summary Information - Principal Risks” in the Fund’s prospectus and summary prospectus:

BOX SPREAD RISK. A Box Spread is an offsetting set of options that have risk and return characteristics similar to cash equivalents. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the Box Spread. An important feature of the Box Spread construction process is that it seeks to eliminate market risk tied to price movements associated with the underlying options’ reference asset. Once the Box Spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options’ reference assets. The Fund may purchase Box Spreads on various indices or securities based on risk and return considerations. If one or more of the individual option positions that comprise a Box Spread are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to underlying reference asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. The Fund’s ability to utilize Box Spreads effectively is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices. If the Box Spread does not work as intended, the Fund could have exposure to the underlying reference asset of the options comprising the Box Spread, which is expected to be the S&P 500® Index or an exchange-traded fund tracking the S&P 500® Index. In such a scenario, the Fund would be subject to the risks of equity securities markets. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur.

Section 1258 of the Internal Revenue Code requires that certain capital gain from an investment be recharacterized as ordinary income if substantially all of the expected return is attributable to the time value of holding the investment and such investment falls into certain defined categories (a “conversion transaction”). If any of the Fund’s Box Spreads are deemed to be conversion transactions, certain gains from such Box Spreads would be treated as ordinary income, which could result in the Fund having not distributed enough income to qualify as a regulated investment company (with the same tax consequences described below). No assurance can be given that the IRS or a court will not treat any such Box Spreads entered into by the Fund as conversion transactions.

In the “Federal Tax Matters” section of this prospectus the potential for capital gains treatment is described. The Code limits the availability of capital gains treatment in certain circumstances. If any of the Fund’s Box Spreads are marketed or sold as producing capital gains from a straddle position or the Box Spreads are identified as conversion transactions by the IRS, shareholders will not be eligible for capital gains. The Fund does not expect that the Box Spreads entered into by the Fund will be treated as marketed or sold as producing capital gains from a straddle position for this purpose. The structure of the Box Spreads has not been identified by the IRS as a conversion transaction. However, the behavior of brokers and dealers distributing the product could affect the character of the gain on disposition. The IRS could at some future point identify the structure of the Box Spreads entered into by the Fund as a conversion transaction. In such a situation, shareholders would not be eligible for capital gains.